Financial Risk Management - Disclosure of Detailed Information About Hedging Instruments (Details) $ in Thousands	7 Months Ended	12 Months Ended
	Jan. 31, 2017 NZD ($) Integer	Jan. 31, 2019 NZD ($) Integer	Jan. 31, 2018 NZD ($) Integer
DisclosureOfFinancialRiskManagementLineItems [Line Items]
Notional amount
Buy USD / Sell NZD [Member] | Less than Six Months [Member]
DisclosureOfFinancialRiskManagementLineItems [Line Items]
Notional amount	$ 47,292	$ 34,395	$ 48,149
Average foreign exchange rate | Integer	0.6687	0.6620	0.7061
Buy USD / Sell NZD [Member] | Six Months to One Year [Member]
DisclosureOfFinancialRiskManagementLineItems [Line Items]
Notional amount	$ 3,479
Average foreign exchange rate | Integer	0.7186
Buy AUD / Sell NZD [Member] | Less than Six Months [Member]
DisclosureOfFinancialRiskManagementLineItems [Line Items]
Notional amount	$ 2,250		$ 2,247
Average foreign exchange rate | Integer	0.8890		0.8900
Buy GBP / Sell NZD [Member] | Less than Six Months [Member]
DisclosureOfFinancialRiskManagementLineItems [Line Items]
Notional amount	$ 1,000
Average foreign exchange rate | Integer	0.5784